Schedule of Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value, beginning balance	$ 381,175	$ 128,375
Change in fair value	(252,800)	(85,310)
Fair value, ending balance	$ 128,375	$ 43,065